NOTE 6 - INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Company's deferred tax assets
Net operating loss carry forwards	$17, 343,000
Valuation allowance	(17,343,000)

Net deferred tax asset	$—
The Company’s total deferred tax asset as of December 31, 2012 is as follows:
Net operating loss carry forwards	$16,060,000
Valuation allowance	(16,060,000)

Net deferred tax asset	$—

Reconciliation of income taxes - Fedaral and state statutory rate
Income tax computed at the federal statutory rate	34%
Income tax computed at the state statutory rate	5%
Valuation allowance	(39%)
Total deferred tax asset	0%

Income tax computed at the federal statutory rate	34%
Income tax computed at the state statutory rate	5%
Valuation allowance	(39%)
Total deferred tax asset	0%